Basis of Presentation and Going Concern Condition (Details) - USD ($)	3 Months Ended				12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Basis of Presentation and Going Concern Condition [Line Items]
Working capital deficit		$ 11,655,000	$ 10,646,000		$ 10,646,000
Net loss	$ (2,482,111)		(1,367,513)		(7,903,394)	$ (16,707,010)
Negative cash flow from operating activities		(1,801,926)		$ (915,709)	(4,969,205)	(6,504,718)
Net income	$ (2,482,111)	(2,482,111)	$ (1,367,513)	$ (1,367,513)	$ (7,903,394)	$ (16,707,010)
Continuing Operations [Member]
Basis of Presentation and Going Concern Condition [Line Items]
Net income		$ (2,482,000)